Related party transactions - Key Management Personnel and Directors (Detail) $ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2018 USD ($) employee	May 31, 2018 USD ($)	Jan. 31, 2018 USD ($) director	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) director
Related party
Salaries, bonus and benefits				$ 3,973	$ 4,853	$ 4,921
Equity-settled share-based payments				2,390	8,264	2,762
Key management personnel compensation				6,363	13,117	7,683
Key management
Related party
Outstanding consideration per arrangement/contract		$ 1,100
Directors
Related party
Equity-settled share-based payments				$ 2,390	$ 8,158	$ 2,214
Number of directors and/or key management	1		1			1
Outstanding consideration per arrangement/contract	$ 900		$ 1,200			$ 1,000